Capital Management (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of objectives, policies and processes for managing capital [abstract]
Schedule of information about capital management [text block]
The Company aims to enhance the returns of its shareholders through achieving an optimized debt-to-equity ratio from time to time.

	December 31,
	2017	2016
	(in thousands)
Total liabilities	$217,352,838	229,024,452
Total equity	212,817,851	176,836,313
Interest-bearing debts	114,032,386	124,789,343
Debt-to-equity ratio	102%	130%
Interest-bearing debt-to-equity ratio	54%	71%
Net debt-to-equity ratio(1)	4%	25%

(1) Net debt-to-equity ratio is defined as interest-bearing debts less cash and cash equivalents divided by total equity.